Trade and Other Payables - Disclosure of Detailed Information About Trade and Other Current Payables (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Trade payables	$ 24,438	$ 21,143
Accruals	8,061	9,568
Employee benefit liabilities	2,234	1,805
Trade and other current payables	$ 34,734	32,516
Bendon Limited [Member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Trade payables		21,143	$ 19,221	$ 18,357	$ 25,302
Accruals		9,568	7,503	6,934	9,096
Employee benefit liabilities		1,805	1,842	1,524	2,152
Trade and other current payables		$ 32,516	$ 28,566	$ 26,815	$ 36,550